Financial Instruments - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial liabilities	$ 25,475	$ 25,935
Financial liabilities at fair value
Disclosure of financial assets [line items]
Financial liabilities	30,832	46,949
Financial liabilities at amortised cost
Disclosure of financial assets [line items]
Financial liabilities	473,763	445,988
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 201,050	$ 261,717